SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering cost	$ 17,000	$ 287,780
Deferred tax asset	637,000	59,200	$ 59,200
Valuation allowance		$ 59,200	$ 59,200
Income tax expense	$ 0
Statutory federal income tax rate	0.00%	21.00%	0.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0
Amounts accrued for the payment of interest and penalties	0	0	$ 0
Interest Income	50,175	105,431
IPO
Subsidiary, Sale of Stock [Line Items]
Offering cost	$ 18,847,894	$ 18,847,894
Warrants excluded from calculation of EPS	26,410,785	26,410,785
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption, shares		31,981,090
Interest Income	$ 50,175	$ 105,431